CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2020	Sep. 30, 2019
Cash flows from operating activities:
Net income		¥ 213,221	¥ 197,250
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization		30,848	32,227
(Gain) loss on investments in equity securities		(5,413)	755
Gain on investments in subsidiaries and affiliates		(2,440)	(73,272)
Gain on disposal of office buildings, land, equipment and facilities	[1]	(71,818)	(5,427)
Deferred income taxes		13,429	(16,854)
Changes in operating assets and liabilities:
Time deposits		121,608	(6,185)
Deposits with stock exchanges and other segregated cash		(21,109)	3,584
Trading assets and private equity and debt investments		133,749	(3,474,941)
Trading liabilities		347,655	661,651
Securities purchased under agreements to resell, net of securities sold under agreements to repurchase		(458,341)	3,221,071
Securities borrowed, net of securities loaned		160,407	(152,421)
Other secured borrowings		(368,925)	(95,701)
Loans and receivables, net of allowance for doubtful accounts		1,335,730	(413,567)
Payables		(568,245)	131,808
Bonus accrual		(21,810)	(32,577)
Accrued income taxes, net		19,934	(20,395)
Other, net	[1]	(35,469)	10,658
Net cash provided by (used in) operating activities		823,011	(32,336)
Cash flows from investing activities:
Payments for purchases of office buildings, land, equipment and facilities		(51,805)	(89,011)
Proceeds from sales of office buildings, land, equipment and facilities		17,246	105,999
Proceeds from sales of investments in equity securities		4,743	1,749
Decrease (increase) in loans receivable at banks, net		(6,026)	61,263
Decrease (increase) in non-trading debt securities, net		46,414	(10,210)
Business acquisition		(11,152)
Decrease in investments in affiliated companies, net		(9,651)	160,792
Other, net		5,697	(3,075)
Net cash provided by (used in) investing activities		(4,534)	227,507
Cash flows from financing activities:
Increase in long-term borrowings		1,329,842	1,030,587
Decrease in long-term borrowings		(1,006,945)	(1,024,362)
Increase (decrease) in short-term borrowings, net		(257,216)	118,633
Decrease in deposits received at banks, net		(105,361)	(117,824)
Proceeds from sales of common stock held in treasury		4	140
Payments for repurchases of common stock held in treasury		(3)	(41,328)
Payments for cash dividends		(15,195)	(9,930)
Contribution from noncontrolling interests		6,257	15,618
Net cash used in financing activities		(48,617)	(28,466)
Effect of exchange rate changes on cash, cash equivalents, restricted cash and restricted cash equivalents		(20,229)	(29,223)
Net increase in cash, cash equivalents, restricted cash and restricted cash equivalents		749,631	137,482
Cash, cash equivalents, restricted cash and restricted cash equivalents at beginning of year		3,192,310	2,687,132
Cash, cash equivalents, restricted cash and restricted cash equivalents at end of period		3,941,941	2,824,614
Cash paid during the period for-
Interest		111,043	370,012
Income tax payments, net		¥ 18,855	¥ 43,291

[1]	Certain reclassifications of previously reported amounts have been made to conform to the current period presentation.